RATE-REGULATED BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

at December 31	2022	2021	Remaining Recovery/ Settlement Period (years)
(millions of Canadian $)

Regulatory Assets
Deferred income taxes[1]	1,817	1,509	n/a
Pensions and other post-retirement benefits[1,2]	28	203	n/a
Foreign exchange on long-term debt[1,3]	19	3	1-7
Operating and debt-service regulatory assets[4]	2	1	1
Other	111	104	n/a
	1,977	1,820
Less: Current portion included in Other current assets (Note 8)	67	53
	1,910	1,767
Regulatory Liabilities
Pipeline abandonment trust balances[5]	2,014	2,086	n/a
Deferred income taxes – U.S. Tax Reform[6]	1,197	1,141	n/a
Canadian Mainline bridging amortization account[7]	429	483	8
Cost of removal[8]	337	254	n/a
Canadian Mainline short-term adjustment and toll-stabilization accounts[7,9]	284	60	n/a
Canadian Mainline long-term adjustment account[7,10]	149	186	4
Deferred income taxes[1]	181	139	n/a
Operating and debt-service regulatory liabilities[4]	50	32	1
ANR post-employment and retirement benefits other than pension[11]	43	40	n/a
Pensions and other post-retirement benefits[2]	10	13	n/a
Other	99	66	n/a
	4,793	4,500
Less: Current portion included in Accounts payable and other (Note 17)	273	200
	4,520	4,300
1These regulatory assets and liabilities are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets or liabilities are not included in rate base and do not yield a return on investment during the recovery period.
2These balances represent the regulatory offset to pension plan and other post-retirement benefit obligations to the extent the amounts are expected to be collected from or refunded to customers in future rates.
3Foreign exchange on long-term debt of the NGTL System represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls.
4Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances to be included in determination of rates in the following year.
5This balance represents the amounts collected in tolls from shippers and included in the LMCI restricted investments to fund future abandonment of the Company's CER-regulated pipeline facilities.
6The U.S. corporate income tax rate was reduced from 35 per cent to 21 per cent in 2017 as a result of H.R.1, the Tax Cuts and Jobs Act (U.S. Tax Reform). This U.S. regulated operations balance, where applicable, represents established regulatory liabilities driven by 2018 FERC prescribed changes related to U.S. Tax Reform being amortized over varying terms that approximate the expected reversal of the underlying deferred tax liabilities that gave rise to the regulatory liabilities.
7These regulatory accounts are used to capture revenue and cost variances plus toll-stabilization adjustments during the 2015-2030 settlement term.
8This balance represents anticipated costs of removal that have been, and continue to be, included in depreciation rates and collected in the service rates of certain rate-regulated operations for future costs to be incurred.
9Under the terms of the 2021-2026 Mainline Settlement, the STAA account will commence amortization when predetermined thresholds are met, over the term outlined per the settlement agreement.
10Under the terms of the 2021-2026 Mainline Settlement, $223 million is amortized over the six-year settlement term.
11This balance represents the amount ANR estimates it would be required to refund to its customers for post-retirement and post-employment benefit amounts collected through its FERC-approved rates that have not been used to pay benefits to its employees. Pursuant to a FERC-approved rate settlement, the $43 million (US$32 million) balance at December 31, 2022 is subject to resolution through future regulatory proceedings and, accordingly, a settlement period cannot be determined at this time.